Tax Payable - Schedule of Tax Payable (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Tax Payable [Abstract]
Income tax payable	$ 123,049	$ 598,661
Other tax payables	92,176	206,723
Total	$ 215,225	$ 805,384